                                    FORM 13F

                                                   -----------------------------
                                                           OMB APPROVAL
                                                   -----------------------------
                                                    OMB Numbers       3215-0006
                                                    Expires:   October 31, 2000
                                                    Estimated average
                                                      burden hours per
                                                      responses: ......... 24.7
                                                   -----------------------------


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                              Form 13F COVER PAGE


          Report for the Calendar Year or Quarter Ended:    12/31/01
                                                         ---------------

          Check here if Amendment [ ]; Amendment Number: ---------------

                       This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wyser-Pratte Management Co., Inc.
      --------------------------------------------------------------------------
Address:   63 Wall Street
         -----------------------------------------------------------------------
           New York, NY 10005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Form 13F File Number: 28-4502
                        --------------------------------------------------------

                      The Institutional Investment manager filing this report
                 and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Kurt Schacht
      --------------------------------------------------------------------------
Title:  Chief Administrative Officer
      --------------------------------------------------------------------------
Phone:  (212) 495-5350
      --------------------------------------------------------------------------

Signature, Place, and Date of Signing

Kurt Schacht
--------------------------------------------------------------------------------
[Signature]

New York, NY
--------------------------------------------------------------------------------
[City, State]

February 8, 2002
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary page

                                Report Summary:

Number of Other Included Managers:
        NONE
    ----------------------------------------------------------------------------

Form 13F Information Table Entry Total:
        12
    ----------------------------------------------------------------------------

Form 13F Information Table Value Total:
     $97,297        (thousands)
    ---------------

                                            FORM 13F INFORMATION TABLE
                                 TITLE                VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          OF CLASS    CUSIP   (x$1000)   PRN AMT PRN CALL DSCRETN   MANAGERS      SOLE   SHARED  NONE
------------------------------  --------  --------- --------  -------- --- ---- -------   --------    -------- ------ -----
C R Bard Inc - BCR vs TYC         com     067383109    17970   278600   SH       SOLE                   278600
CitiGroup Inc - C vs AFS          com     172967101     1044    20681   SH       SOLE                    20681
Cooper Industries Inc - CBE       com     216669101    13158   376800   SH       SOLE                   376800
DTE Energy Co - DTE vs MCN        com     233331107      243     5792   SH       SOLE                     5792
Delta & Pine Land Co LTD - DLP    com     247357106    28738  1269900   SH       SOLE                  1269900
Dow Chemical Co - DOW  vs UK      com     260543103     1121    33186   SH       SOLE                    33186
Johnson & Johnson - JNJ vs AZA    com     478160104      365     6174   SH       SOLE                     6174
Pepsico Inc - PEP vs OAT          com     713448108      302     6210   SH       SOLE                     6210
Phillips Petrol Co - P vs TOS     com     718507106      868    14400   SH       SOLE                    14400
Willamette Industries Inc - WL    com     969133107    32195   617700   SH       SOLE                   617700
Deutsche Tel ADR                  adr     251566105      493    29200   SH       SOLE                    29200
Shire Pharm ADR                   adr     82481r106      800    21846   SH       SOLE                    21846

* Note: Investment Advisor had identical SHORT positions in these securities as of 12/31/2001